Intangibles Assets - Summary of the key assumptions used in the estimation of value (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PERU
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate	2.50%	2.50%	2.50%
Discount rate – After-tax	7.00%	8.80%	9.50%
PERU | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	7.00%	10.90%	11.40%
PERU | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	10.00%	25.60%	13.80%
COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate	3.00%	4.00%	5.00%
Discount rate – After-tax	11.70%	12.50%	13.00%
COLOMBIA | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	13.90%	14.60%	16.70%
COLOMBIA | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	15.50%	17.60%	17.60%
MEXICO
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate	3.00%	3.00%	3.00%
Discount rate – After-tax	9.80%	11.30%	10.80%
MEXICO | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	13.10%	11.30%	10.50%
MEXICO | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	13.50%	16.00%	14.00%